Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable
Federal	$ 743	$ 431	$ 837
State	75	51	73
International	918	861	796
Deferred
Federal	(3)	181	55
State	10	12	43
International	97	138	(212)
Total provision for income taxes	$ 1,840	$ 1,674	$ 1,592